UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07666______

_______BlackRock Florida Investment Quality Municipal Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Investment Quality Municipal Trust

__________40 East 52nd Street, New York, NY 10022__________
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end: October 31, 2005

Date of reporting period:__January 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JANUARY 31, 2005

BlackRock Florida Investment Quality Municipal Trust (RFA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—121.4%
			Florida—112.4%
AAA	$ 170	[3]	Boynton Beach, Util. Sys. Rev., 6.25%, 11/01/20, FGIC	ETM	$ 209,350
AAA	1,000	[4]	Brevard Cnty. Sch. Brd., COP, Ser. B, 5.50%, 7/01/21, AMBAC	N/A	1,064,250
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty. Proj., Ser. A, 5.875%, 12/01/38	06/13 @ 102	957,040
AAA	1,000		Collier Cnty. Sch. Brd., COP, 5.00%, 2/15/16, FSA	02/06 @ 101	1,035,500
AAA	1,000		Dade Cnty., Aviation Rev., Ser. C, 5.75%, 10/01/25, MBIA	10/05 @ 102	1,039,190
AAA	1,000	[4]	Dade Cnty. GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	N/A	647,680
AAA	1,000	[4]	First Florida Govtl. Fin. Com., 5.75%, 7/01/06, AMBAC	N/A	1,058,010
AAA	1,000	[4]	Florida Brd. of Ed., GO, Ser. B, 5.875%, 6/01/05	N/A	1,022,720
AAA	500		Florida Dept. of Corrections, COP, Okeechobee Correctional Fac. Proj.,
			6.25%, 3/01/15, AMBAC	03/05 @ 102	511,645
AAA	1,000	[4]	Florida Dept. of Trans., GO, 5.80%, 7/01/05	N/A	1,025,370
AAA	1,000	[4]	Florida Div. of Bond Fin. Dept., Gen. Svcs. Rev., Dept. of Env. Presvtn. Proj.,
			Ser. A, 5.75%, 7/01/05, AMBAC	N/A	1,025,170
AAA	1,000	[4]	Lee Cnty., Transp. Fac., 5.75%, 10/01/05, MBIA	N/A	1,044,210
NR	750		Live Oak Cmnty. Dev. Dist., Spl. Assmt., Ser. A, 5.85%, 5/01/35	05/12 @ 101	759,705
BB	500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	539,600
AAA	5,000		Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	1,180,950
A+	750		Miami Hlth. Facs. Auth., Catholic Hlth. East Proj., Ser. C, 5.125%, 11/15/24	11/13 @ 100	777,037
A+	1,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys. Proj., 5.50%, 11/15/33	05/13 @ 100	1,054,990
NR	660		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	682,209
NR5	1,000		Sumter Landing Cmnty. Dev. Dist., Spec. Assmt., 6.95%, 5/01/33	05/13 @ 101	1,071,340
AAA	1,000	[4,6]	Sunrise Util. Sys., Ser. A, 5.75%, 10/01/06, AMBAC	N/A	1,066,350
BBB+	1,000		Volusia Cnty. Edl. Fac. Auth., 6.125%, 10/15/16	10/06 @ 102	1,053,900

					18,826,216

			Puerto Rico—9.0%
A-	380	[4]	Puerto Rico Pub. Bldg. Auth., Pub. Ed. & Hlth. Fac. Rev., Ser. M, 5.50%, 7/01/05	N/A	385,487
			Puerto Rico Pub. Fin. Corp., Ser. E,
AAA	745	[4]	5.50%, 2/01/12	N/A	847,125
BBB+	255		5.50%, 8/01/29	02/12 @ 100	272,679

					1,505,291

			Total Long-Term Investments (cost $19,056,841)		20,331,507

	Shares
	(000)

			MONEY MARKET FUNDS—9.6%
	800		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	800,000
	800		SSgA Tax Free Money Mkt. Fund	N/A	800,000

			Total Money Market Funds (cost $1,600,000)		1,600,000

			Total Investments—131.0% (cost $20,656,841)		$ 21,931,507
			Other assets in excess of liabilities—19.8%		3,313,746
			Preferred shares at redemption value, including dividends payable—(50.8)%		(8,501,642)

			Net Assets Applicable to Common Shareholders—100%		$ 16,743,611

[1]	Using the higher of Standard & Poor’s, Moody’s Investor Services or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This security is collateralized by U.S. Treasury obligations.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Investment Quality Municipal Trust___

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: April 1, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: April 1, 2005

By:    /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: April 1, 2005